Derivative Instruments (Schedule of Net Gain (Loss) on Foreign Exchange Contracts) (Details) (Not Designated as Hedging Instrument, Foreign Exchange Contract, USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Derivative Instruments, (Loss) Gain [Line Items]
Net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments	$ 4.0	$ 0.2	$ 10.5	$ (0.2)	$ (3.6)
Cost of Sales
Derivative Instruments, (Loss) Gain [Line Items]
Net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments	(0.2)	(0.9)	2.2	(0.3)	(3.7)
Selling, general and administrative
Derivative Instruments, (Loss) Gain [Line Items]
Net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments	0	1.1	0	0.1	0.1
Other Income
Derivative Instruments, (Loss) Gain [Line Items]
Net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments	$ 4.2	$ 0	$ 8.3	$ 0	$ 0